UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2010

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS

January 2011

Dear Shareholders:

A great deal has been happening around the world and on the surface these events may seem disconnected. However, I believe they are most definitely connected.

China – For the last several years all eyes have been on China and as China goes, so goes the rest of the world.  China has had torrid economic growth for the past five years.  Since 2006 they ratcheted up their bank reserve requirements in an effort to slow lending activity.  When the world economies tanked in 2008, they lowered these requirements, but then raised them several times as their economy rallied in 2010.  The Bank of China also raised interest rates slightly. Their goal was to lower inflation and real estate speculation without hurting the rest of the economy.  Property price appreciation has slowed and their stock market is a bit off of recent highs, but the China growth story appears to be intact.  The question yet to be answered is:  Can the rest of the world ride China’s coat tails to economic growth?  For an economy built on exporting, especially exports to the United States and Europe, future growth may be a bit more difficult to achieve.

Europe – We began to notice problems in the European Union (EU) in early 2010 when the interest rates on Greek debt began to really rise.  In April a bailout package was put together and the problem seemed to quietly go away.  However, since September, problems in Ireland have come to a boil, prompting the EU to also grant the Irish a bailout similar to the one for Greece.  Some investors think that Ireland is not the end of the sovereign debt problems in the EU and that Portugal and Spain could be the next dominoes to fall.  Keep in mind that each of the EU countries has been contributing to the bail-out fund.  Each time a bailout is granted, the fund is depleted and there is one less country contributing to the fund.  How many more bailouts must they fund?  How many more can they fund?

United States – Finally, there has been heated debate about the state of the American economy since August, which coincidentally was when the Federal Reserve announced its next round of quantitative easing, known as QE2.  Wall Street pundits claim the economy is growing, albeit at a slower- than-desired rate.  As proof, they have raised GDP estimates for the fourth quarter of 2010 to 3%, and they think that estimate may prove too low.  This higher growth estimate is why interest rates have risen since August.  Adding to GDP growth in 2011 are:

The tax holiday on withholding, which should add about 0.7% to GDP.
Capital Expenditures expected to rise above trend.
Corporate profits at the highest levels since the 2006 peak.
Core inflation rising at the slowest pace on record.

Private money managers, including us, think the economy is not as solid as the Wall Street pundits seem to believe.  They think interest rates are rising because total inflation, not just core inflation, is rising at double-digit rates.  The Consumer Price Index (CPI) is affected by quality improvements, which tend to look deflationary.  As an example, if a new computer has twice the clock speed and twice the hard drive of an old computer, but costs the same amount, CPI gets adjusted downward for this quality improvement.  This does not seem like a deflation that hurts anyone and does not require a central bank to fight.  This type of falling price would seem to be good for the economy.  Private money managers fear the Federal Reserve is fighting a deflation that does not really exist.  However, the prices of many commodities have risen greatly since QE2 was announced.  Gold is up a mere 10% over this period, while cotton is up over 50%.  The Federal Reserve wanted to create inflation and, for better or worse, we think they’ve been successful.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 866-COUNTRY, option 3, or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The annualized returns for the Fund for the period ended December 31, 2010 are as follows:

1 Year	5 Year	10 Years
14.39%	2.69%	2.01%

Gross Expense Ratio:  1.22% (as of the prospectus dated 10/28/10)
Net Expense Ratio:  1.20% (as of the prospectus dated 10/28/10)

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 15.06%.  The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.’s Large-Cap Core group) returned 12.94% during this same time period.  As of December 31, 2010, based on total returns, the Growth Fund (Class Y) ranked in the 29th percentile compared to the Lipper peer group for the past year and in the 34th  and top 36th  percentiles for the past five and ten years, respectively.

Stocks performed extremely well in the second half of 2010 as expectations for domestic and overseas economic recovery rose, fueled by continuing stimulus programs.  The Federal Reserve implemented the second round of quantitative easing in an effort to control interest rates while injecting money into the economy. Then, late in the year, Congress acted to extend expiring tax cuts while further reducing Social Security tax for individuals. Continued fiscal and monetary stimulus should have positive effects on near-term economic results. However, longer-term structural imbalances, such as the growing federal budget deficit and stubbornly high unemployment rates, leave us cautious in our expectations for the vigor of the economic recovery.

Against this backdrop we are being very selective in our equity selections.  Ideally we want to invest in companies that we feel have good revenue growth potential, a track record of profitability, and a stock price that does not appear to adequately value the business. These companies will certainly feel the impact of negative economic developments, but in our opinion they should have superior stock performance if the economy accommodates and their potential is realized.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The annualized total returns for the Fund for the period ending December 31, 2010 are as follows:

1 Year	5 Year	10 Year
5.55%	5.70%	5.56%

Gross Expense Ratio:  0.91% (as of the prospectus dated 10/28/10)
Net Expense Ratio:  0.86% (as of the prospectus dated 10/28/10)

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

The U.S. bond markets provided good returns over the past year despite continued volatility.  2010 was a second consecutive year of positive return for the credit markets.  All sectors of investment grade bonds over the past year had a combined return of 6.54% (represented by Barclays Capital Aggregate Bond Index). A slow but continuing recovery kept core inflation and interest rates low.  Bond investors also continued to benefit from the Federal Reserve’s stimulative monetary policy which guided Treasury yields to near record lows.  Calling the economic outlook “unusually uncertain” Federal Reserve Chairman Bernanke stated the central bank stood ready to institute measures to support the economy.  However, if we know anything about the bond market, we know that investor’s memories seem to be very short.  Despite the upheaval in the markets during 2008 and the first part of 2009 the corporate bond market of 2010 returned to the familiar march of search for yield.  Speculative bonds had a second year of unprecedented returns.  Credit spreads for corporate bonds over Treasuries shrunk to levels of pre-crisis 2007.  At these levels we feel the risk/reward potential is not favorable for corporates.  In this environment we increased our allocation to taxable municipal bonds (BABS) which offered attractive yields for high quality investments.  These securities were used to finance various infrastructure projects.  However, this program was phased out at the end of 2010.

As we enter 2011 we face a difficult investment environment.  Treasury yields remain relatively low, corporate bonds are richly priced, and the Build America taxable municipal bond program has ended.  Commodity prices are suggesting a possible uptick in inflation which would pressure interest rates to rise.  On the other hand deflation still lurks.  A high unemployment rate near 10% remains the main deflationary threat.  Until there is a measureable reduction in unemployment short interest rates will remain at historic lows.

With an uncertain interest rate outlook we are keeping the fund’s duration near neutral to our bogey the Barclay’s Capital U.S. Aggregate Bond Index.  We are underweight mortgage securities and we may increase our weighting if rates rise.  Asset backed bonds is another sector we are searching for new investment opportunities.  Overall, we anticipate bond returns in 2011 will be subdued unless deflation surfaces again.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.

The Lipper Large Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.  You cannot invest directly in an index.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments in this report for holding information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.  Current and future portfolio holdings are subject to risk.

COUNTRY Mutual Funds — Expense Example December 31, 2010 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested for the period 7/1/10 – 12/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/10	12/31/10	7/1/10 – 12/31/10*
Actual(1)	$1,000.00	$1,244.50	$6.73
Hypothetical(2)	$1,000.00	$1,019.21	$6.06

(1)	Ending account values and expenses paid during period based on a 24.45% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/10	12/31/10	7/1/10 – 12/31/10*
Actual(1)	$1,000.00	$1,004.80	$4.30
Hypothetical(2)	$1,000.00	$1,020.92	$4.33

(1)	Ending account values and expenses paid during period based on a 0.48% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example December 31, 2010 (unaudited) (continued)

COUNTRY Growth Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/10	12/31/10	7/1/10 – 12/31/10 *
Actual(1)	$1,000.00	$1,244.20	$6.73
Hypothetical(2)	$1,000.00	$1,019.21	$6.06

(1)	Ending account values and expenses paid during period based on a 24.42% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/10	12/31/10	7/1/10 – 12/31/10 *
Actual(1)	$1,000.00	$1,004.70	$4.30
Hypothetical(2)	$1,000.00	$1,020.92	$4.33

(1)	Ending account values and expenses paid during period based on a 0.47% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Allocation of Portfolio Assets December 31, 2010 (unaudited)

COUNTRY Growth Fund*

COUNTRY Bond Fund*

* Expressed as a percentage of total investments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY Mutual Funds — Portfolio Highlights (unaudited)

COUNTRY Growth Fund
Average Annual Returns December 31, 2010
	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	14.39%	2.69%	2.01%
S&P 500 Index(1)	15.06%	2.29%	1.41%
Lipper Large Cap Core Funds Average(2)	12.94%	1.93%	1.34%
_______________

(1)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(2)
The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments) December 31, 2010
	Value	Percent of Fund
Exxon Mobil Corporation	$7,611,792	3.48%
CVS Caremark Corporation	6,644,547	3.04%
Aflac Incorporated	4,920,696	2.25%
Ingersoll-Rand PLC	4,883,233	2.24%
General Electric Company	4,497,511	2.06%
Chesapeake Energy Corp.	4,464,293	2.04%
Wal-Mart Stores, Inc.	4,395,295	2.01%
Ralcorp Holdings, Inc.	4,359,311	2.00%
3M Co.	4,306,370	1.97%
International Business Machines Corporation	4,256,040	1.95%
	$50,339,088	23.04%

COUNTRY Bond Fund
Average Annual Returns December 31, 2010
	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	5.55%	5.70%	5.56%
Barclays Capital Aggregate Bond Index(1)	6.54%	5.80%	5.84%
Lipper Intermediate Investment-Grade Debt Funds Average(2)	7.73%	5.18%	5.34%
_______________

(1)
The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

(2)
The Lipper Intermediate Investment-Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments) December 31, 2010
	Value	Percent of Fund
U.S. Treasury Note, 1.000%, 9/30/2011	$8,043,128	3.61%
U.S. Treasury Note, 0.625%, 6/30/2012	5,014,850	2.25%
U.S. Treasury Note, 1.000%, 4/30/2012	4,032,360	1.81%
U.S. Treasury Note, 1.000%, 12/31/2011	4,026,092	1.81%
U.S. Treasury Note, 1.125%, 6/15/2013	3,024,600	1.36%
U.S. Treasury Note, 1.250%, 8/31/2015	1,945,156	0.87%
U.S. Treasury Note, 2.250%, 11/30/2017	1,944,844	0.87%
U.S. Treasury Note, 1.375%, 11/30/2015	1,943,594	0.87%
U.S. Treasury Note, 3.000%, 7/15/2012	1,550,467	0.70%
Federal National Mortgage Association, 5.000%, 5/1/2023	1,431,872	0.64%
	$32,956,963	14.79%

COUNTRY Mutual Funds — Schedule of Investments December 31, 2010 (unaudited)

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 98.66%
Consumer Discretionary — 13.41%
Abercrombie & Fitch Co. - Class A	45,700	$2,633,691
Ann Taylor Stores Corp. (a)	82,420	2,257,484
Big Lots, Inc.	53,565	1,631,590
Comcast Corporation - Class A	137,000	3,009,890
Darden Restaurants, Inc.	18,500	859,140
Gentex Corporation	91,500	2,704,740
International Game Technology	155,700	2,754,333
Kohl’s Corporation	39,600	2,151,864
Limited Brands, Inc.	35,250	1,083,233
Newell Rubbermaid, Inc.	119,900	2,179,782
News Corporation - Class A	215,800	3,142,048
Target Corporation	36,800	2,212,784
The Home Depot, Inc.	76,100	2,668,065
		29,288,644
Consumer Staples — 14.17%
Archer-Daniels-Midland Company	94,000	2,827,520
Church & Dwight Co., Inc.	31,400	2,167,228
CVS Caremark Corporation	191,100	6,644,547
The Kroger Co.	71,000	1,587,560
McCormick & Company, Inc.	46,900	2,182,257
Philip Morris International, Inc.	60,000	3,511,800
The Procter & Gamble Company	51,200	3,293,696
Ralcorp Holdings, Inc. (a)	67,056	4,359,311
Wal-Mart Stores, Inc.	81,500	4,395,295
		30,969,214
Energy — 13.93%
Apache Corporation	31,900	3,803,437
Chesapeake Energy Corp.	172,300	4,464,293
ChevronTexaco Corp.	35,000	3,193,750
ConocoPhillips	39,000	2,655,900
Exxon Mobil Corporation	104,100	7,611,792
Frontier Oil Corp.	49,745	895,907
Halliburton Company	94,600	3,862,518
Schlumberger Limited (b)	47,300	3,949,550
		30,437,147
Financials — 11.16%
ACE Limited (b)	57,000	3,548,250
Aflac Incorporated	87,200	4,920,696
American Express Company	60,000	2,575,200
BlackRock, Inc.	12,300	2,344,134
JPMorgan Chase & Co.	91,000	3,860,220
State Street Corp.	64,100	2,970,394
The Bank of New York Mellon Corporation	74,800	2,258,960
Wells Fargo & Company	61,300	1,899,687
		24,377,541
Health Care — 14.13%
Abbott Laboratories	60,100	2,879,391
Amgen, Inc. (a)	49,100	2,695,590
Baxter International, Inc.	63,000	3,189,060
Covance, Inc. (a)	43,100	2,215,771
Eli Lilly and Company	59,600	2,088,384
Gilead Sciences, Inc. (a)	56,200	2,036,688
Johnson & Johnson	50,000	3,092,500
Medtronic, Inc.	55,000	2,039,950
Novartis AG - ADR	57,500	3,389,625
Roche Holding AG - ADR	57,800	2,118,370
St. Jude Medical, Inc. (a)	67,000	2,864,250
WellPoint, Inc. (a)	39,600	2,251,656
		30,861,235
Industrials — 10.78%
3M Co.	49,900	4,306,370
Bucyrus International, Inc.	8,900	795,660
Emerson Electric Co.	38,900	2,223,913
General Dynamics Corp.	54,800	3,888,608
General Electric Company	245,900	4,497,511
Ingersoll-Rand PLC (b)	103,700	4,883,233
Iron Mountain, Inc.	74,200	1,855,742
Stericycle, Inc. (a)	13,700	1,108,604
		23,559,641
Information Technology — 12.48%
Cisco Systems, Inc. (a)	154,900	3,133,627
Dell, Inc. (a)	277,600	3,761,480
Google, Inc. - Class A (a)	2,750	1,633,418
Hewlett Packard Co.	22,700	955,670
Intel Corporation	143,500	3,017,805
International Business Machines Corporation	29,000	4,256,040
Microsoft Corporation	151,200	4,221,504
QUALCOMM, Inc.	43,300	2,142,917
Research In Motion Ltd. (a) (b)	20,900	1,214,917
Western Union Company	158,000	2,934,060
		27,271,438
Materials — 2.47%
BHP Billiton Limited - ADR	14,600	1,356,632
Monsanto Company	34,900	2,430,436
Newmont Mining Corporation	26,200	1,609,466
		5,396,534
Telecommunication Services — 2.81%
American Tower Corporation - Class A (a)	43,200	2,230,848
AT&T, Inc.	133,200	3,913,416
		6,144,264
Utilities — 3.32%
American Water Works Co., Inc.	91,500	2,314,035
NextEra Energy, Inc.	57,000	2,963,430
Westar Energy, Inc.	78,800	1,982,608
		7,260,073
TOTAL COMMON STOCKS
(Cost $168,456,113)		215,565,731

	Principal
	Amount
MORTGAGE BACKED SECURITIES — 0.11%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$25,994	25,193
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (c)	133,880	146,724
Government National Mortgage Association
9.000%, 07/15/2016	1,239	1,259
6.500%, 07/15/2029	7,909	8,979
Mortgage IT Trust
1.508%, 02/25/2035 (c)	37,554	34,035
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $26,056) (d)	25,472	26,032
TOTAL MORTGAGE BACKED SECURITIES
(Cost $231,757)		242,222

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2010 (unaudited)

COUNTRY Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.65%
Money Market Fund — 0.65%
Federated Prime Obligations
Fund, 0.17% (e)	1,410,997	$1,410,997
		1,410,997
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,410,997)		1,410,997
TOTAL INVESTMENTS — 99.42%
(Cost $170,098,867)		217,218,950
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.58%		1,260,805
TOTAL NET ASSETS — 100.00%		$218,479,755

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at December 31, 2010.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of December 31, 2010 these securities represented 0.01% of total net assets.

(e)	The rate quoted is the annualized seven-day yield as of December 31, 2010.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2010 (unaudited)

COUNTRY Bond Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 2.45%
AEP Texas Central Transportation
5.170%, 01/01/2018	$1,000,000	$1,115,966
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	380,956	389,474
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	181,897	182,973
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	214,666
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	302,258	241,871
4.931%, 05/25/2032	143,797	120,372
5.363%, 05/25/2036	256,444	205,737
FedEx Corp.
6.720%, 01/15/2022	265,232	288,747
Green Tree Financial Corporation
6.870%, 01/15/2029	36,509	37,884
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	366,693	377,751
John Deere Owner Trust
4.890%, 03/16/2015	399,070	405,181
National Collegiate Student Loan Trust
0.386%, 06/26/2028	250,000	202,047
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	423,872
Residential Asset Securities Corporation
4.767%, 10/25/2032	306,159	278,087
5.600%, 06/25/2034	1,000,000	978,644
TOTAL ASSET BACKED SECURITIES
(Cost $5,416,332)		5,463,272

CORPORATE BONDS — 22.73%
Abbott Laboratories
5.600%, 05/15/2011	400,000	407,877
Alabama Power Co.
5.500%, 10/15/2017	250,000	280,677
Alcoa, Inc.
5.550%, 02/01/2017	400,000	415,438
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007
through 08/29/2007, Cost $647,033) (c)	650,000	670,824
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired
09/24/2008, Cost $499,520) (a)(c)	500,000	565,664
American International Group, Inc.
5.850%, 01/16/2018	100,000	103,114
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	537,145
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired
07/09/2008, Cost $249,765) (a)(c)	250,000	275,243
Archer-Daniels Midland Company
5.450%, 03/15/2018	400,000	445,056
ASIF Global Financing XIX
4.900%, 01/17/2013
(Acquired 01/10/2003, Cost $249,218) (c)	250,000	257,500
AT&T, Inc.
5.625%, 06/15/2016	500,000	560,637
5.500%, 02/01/2018	500,000	555,441
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	284,520
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	691,417
Bank of America Corporation
6.975%, 03/07/2037	250,000	258,204
Barclays Bank PLC
5.000%, 09/22/2016 (a)	500,000	529,100
Barrick International
5.750%, 10/15/2016	225,000	247,289
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (a)	500,000	525,900
BP AMI Leasing, Inc.
5.523%, 05/08/2019
(Acquired 05/28/2009, Cost $489,370) (c)	500,000	529,128
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	563,373
Burlington Northern Santa Fe Railway Co.
5.720%, 01/15/2024	360,149	394,464
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	289,663
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (a)	300,000	327,229
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	302,408
Caterpillar, Inc.
5.700%, 08/15/2016	500,000	576,632
Cisco Systems, Inc.
5.250%, 02/22/2011	500,000	500,010
Citigroup, Inc.
5.500%, 08/27/2012	250,000	265,040
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	1,042,326
Clorox Company
5.950%, 10/15/2017	200,000	223,148
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	466,293
Comcast Corporation
6.500%, 01/15/2017	750,000	864,578
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	456,492
ConocoPhillips Co.
6.650%, 07/15/2018	600,000	720,524
Credit Suisse New York
5.000%, 05/15/2013	400,000	430,513
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	680,163
Devon Energy Corp.
6.300%, 01/15/2019	400,000	470,725
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	500,000	554,556
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	448,086
E. I. du Pont de Nemours & Co.
5.250%, 12/15/2016	250,000	279,629
Eaton Corp.
8.875%, 06/15/2019	300,000	385,226
Ecolab, Inc.
4.875%, 02/15/2015	450,000	490,919
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	331,275
Florida Power Corporation
4.800%, 03/01/2013	300,000	321,612

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2010 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Franklin Resources, Inc.
3.125%, 05/20/2015	$300,000	$305,507
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	545,257
5.000%, 06/27/2018	356,000	359,432
General Electric Company
5.000%, 02/01/2013	300,000	320,692
General Mills, Inc.
5.700%, 02/15/2017	225,000	253,045
Georgia Power Company
5.700%, 06/01/2017	500,000	564,665
GlaxoSmithKline Cap, Inc.
4.850%, 05/15/2013	500,000	542,899
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	441,420
Halliburton Company
6.750%, 02/01/2027	100,000	113,679
Harley-Davidson Funding Corp.
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $199,772) (d)	200,000	209,447
Home Depot, Inc.
5.250%, 12/16/2013	500,000	548,773
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	427,794
Ingersoll-Rand PLC
6.015%, 02/15/2028 (a)	500,000	539,211
International Business Machines Corporation
7.625%, 10/15/2018	250,000	318,240
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	215,723
JPMorgan Chase & Co.
5.375%, 10/01/2012	750,000	804,758
7.900%, 04/30/2018	200,000	212,598
Kellogg Co.
5.125%, 12/03/2012	500,000	535,869
KeyCorp Notes
6.500%, 05/14/2013	200,000	217,143
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	583,536
Kraft Foods, Inc.
6.125%, 02/01/2018	300,000	342,689
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	398,979
Merck & Co., Inc.
5.760%, 05/03/2037	200,000	231,041
Merrill Lynch Co., Inc.
6.050%, 08/15/2012	300,000	317,670
5.450%, 02/05/2013	500,000	527,397
Morgan Stanley
5.750%, 08/31/2012	200,000	213,866
5.450%, 01/09/2017	300,000	311,105
New Valley Generation IV
4.687%, 01/15/2022	274,186	299,833
New York Life Global Funding
4.650%, 05/09/2013
(Acquired 05/02/2008, Cost $998,281) (c)	1,000,000	1,075,373
New York University
5.236%, 07/01/2032	500,000	484,575
Nokia Corp.
5.375%, 05/15/2019 (a)	250,000	263,837
Northern States Power Co.
8.000%, 08/28/2012	500,000	555,614
Overseas Private Investment Company
3.420%, 01/15/2015	159,469	166,844
Pepperdine University
5.450%, 08/01/2019	250,000	272,293
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	550,614
Pfizer, Inc.
5.350%, 03/15/2015	350,000	393,456
Pitney Bowes, Inc.
5.250%, 01/15/2037	250,000	253,324
Private Export Funding Corp.
5.685%, 05/15/2012	250,000	267,634
Regions Bank
7.500%, 05/15/2018	200,000	206,000
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (a)	450,000	497,292
Rowan Cos, Inc.
5.880%, 03/15/2012	211,000	214,680
Shell International Finance
5.625%, 06/27/2011 (a)	500,000	512,073
Simon Property Group LP
5.750%, 12/01/2015	300,000	333,297
SLM Corp.
8.450%, 06/15/2018	200,000	207,872
Southern California Edison Co.
5.750%, 03/15/2014	400,000	446,431
Stanford University
4.750%, 05/01/2019	400,000	429,532
State Street Corporation
5.375%, 04/30/2017	400,000	439,168
Statoil ASA
5.250%, 04/15/2019 (a)	400,000	445,558
Suncor Energy, Inc.
6.100%, 06/01/2018 (a)	500,000	574,892
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	210,034
Target Corporation
5.875%, 07/15/2016	750,000	866,837
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	214,055
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	254,494
Time Warner, Inc.
6.875%, 05/01/2012	500,000	538,010
Transocean, Inc.
5.250%, 03/15/2013 (a)	300,000	316,280
7.500%, 04/15/2031 (a)	160,000	171,448
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004,
Cost $262,022 $129,505) (c)	130,115	139,191
Union Pacific Railroad Company
6.630%, 01/27/2022	319,527	362,391
5.866%, 07/02/2030	460,041	528,113
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	855,776
United Technologies Corp.
5.375%, 12/15/2017	600,000	678,524
University Of Chicago
4.760%, 10/01/2023	1,000,000	985,839
University Of Notre Dame
4.141%, 09/01/2013	250,000	267,860

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2010 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Verizon Communications, Inc.
5.500%, 02/15/2018	$400,000	$439,577
Vessel Management Services, Inc.
4.960%, 11/15/2027	272,000	282,053
Viacom, Inc.
5.750%, 04/30/2011
(Acquired 04/05/2006, Cost $496,980) (c)	500,000	505,971
Wachovia Corp.
5.750%, 06/15/2017	500,000	553,522
6.200%, 04/15/2038	400,000	455,366
Walt Disney Company
4.700%, 12/01/2012	500,000	535,981
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,072,478
Well Fargo Capital X
5.950%, 12/01/2036	200,000	193,053
Wells Fargo & Co.
4.875%, 01/12/2011	550,000	549,913
5.625%, 12/11/2017	500,000	553,592
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	233,349
TOTAL CORPORATE BONDS
(Cost $45,800,390)		50,581,392

MORTGAGE BACKED SECURITIES — 16.24%
American Tower Trust
5.420%, 04/15/2037
(Acquired 05/01/2007, Cost $500,000) (c)	500,000	540,629
Americold, LLC Trust
4.954%, 01/14/2021
(Acquired 12/09/2010, Cost $399,999) (c)	400,000	402,605
Bank of America Commercial
Mortgage Securities, Inc.
5.062%, 11/10/2042	500,000	524,144
Bank of America Mortgage Securities, Inc.
5.250%, 10/25/2020	265,927	236,076
Chase Funding Mortgage Loan
4.515%, 02/25/2014	120,551	121,056
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	181,958	176,352
6.000%, 11/25/2036	400,000	343,413
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	413,757	372,687
5.500%, 05/25/2036	500,000	372,991
Credit Suisse First Boston Mortgage
Securities Corporation (a)
4.980%, 02/25/2032	700,000	695,302
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	11,433	11,681
4.500%, 05/01/2013	101,182	103,893
5.125%, 12/15/2013	68,913	70,177
5.500%, 10/01/2014	23,161	24,837
6.500%, 03/01/2015	153,380	163,091
5.000%, 12/15/2017	750,000	806,593
5.000%, 11/15/2018	600,000	644,194
5.750%, 12/15/2018	113,676	118,015
5.000%, 10/01/2020	179,327	191,011
5.500%, 03/01/2022	1,013,119	1,088,945
5.000%, 03/01/2023	202,419	213,837
4.500%, 04/01/2023	299,396	314,548
4.500%, 11/15/2023	1,000,000	1,061,153
5.500%, 10/15/2025	500,000	544,496
7.150%, 09/25/2028	267,759	293,447
6.500%, 10/01/2029	123,968	139,392
5.000%, 10/15/2031	175,169	180,330
5.285%, 02/01/2037	344,032	363,105
6.000%, 05/01/2037	897,335	975,228
6.000%, 08/01/2037	867,075	940,174
6.000%, 01/01/2038	839,633	910,418
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	324,921
5.000%, 03/01/2013	31,124	32,939
4.500%, 04/01/2013	64,732	68,401
5.000%, 05/01/2013	52,635	55,764
5.500%, 06/01/2013	26,379	27,299
4.700%, 06/25/2013	60,017	61,375
4.500%, 09/01/2013	183,814	187,967
5.500%, 10/01/2013	71,925	74,829
5.000%, 02/01/2014	209,217	223,432
4.000%, 05/01/2015	319,811	331,178
6.000%, 06/25/2016	81,957	83,983
4.500%, 06/25/2018	1,250,000	1,343,570
4.500%, 01/01/2019	393,207	416,554
6.500%, 05/01/2019	46,429	50,977
4.434%, 01/01/2020	126,273	131,342
4.500%, 04/01/2020 (b)	341,644	360,435
5.500%, 04/25/2023	500,000	541,773
5.000%, 05/01/2023	1,349,033	1,431,871
4.500%, 11/01/2024	455,331	477,529
4.500%, 08/01/2025	930,362	977,461
5.500%, 09/01/2025	256,121	275,530
5.500%, 02/01/2033	82,121	88,415
5.500%, 07/01/2033	441,013	475,367
5.290%, 11/25/2033	752,817	812,925
4.026%, 05/01/2034 (b)	91,079	95,549
5.500%, 07/01/2035	694,348	748,220
5.500%, 12/01/2035	213,445	229,539
6.500%, 02/25/2044	183,966	211,331
6.500%, 05/25/2044	249,615	284,249
General Electric Capital Commercial
Mortgage Corporation
6.531%, 05/15/2033	258,982	259,460
4.706%, 05/10/2043	93,596	93,541
Government National Mortgage Association
4.500%, 05/20/2014	71,991	72,267
6.500%, 04/15/2026	63,386	71,872
8.000%, 07/15/2026	32,650	38,501
4.130%, 02/16/2027	137,320	138,023
3.727%, 03/16/2027	590,273	603,662
6.500%, 07/15/2029	44,845	50,914
7.500%, 11/15/2029	33,815	39,091
6.000%, 06/15/2031	304,382	336,071
6.000%, 02/15/2032	52,071	57,492
5.000%, 01/15/2033	765,640	817,159
3.998%, 10/16/2033	625,107	632,585
4.920%, 05/16/2034	600,000	636,537
6.000%, 10/15/2036	322,835	356,478
5.500%, 01/15/2038	1,928,203	2,102,512
JPMorgan Chase Commercial
Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	316,002
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029 (b)	1,000,000	1,050,815

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2010 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Master Adjustable Rate Mortgages Trust
2.868%, 04/21/2034 (b)	$152,824	$147,333
Master Alternative Loans Trust
5.000%, 06/25/2015	86,656	86,779
Mortgage IT Trust
1.506%, 02/25/2035 (b)	337,989	306,312
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $71,554) (c)	69,574	69,873
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $247,528) (c)	241,980	247,307
OBP Depositor Trust
4.646%, 07/15/2020
(Acquired 06/25/2010, Cost $499,997) (c)	500,000	510,179
Residential Asset Securitization Trust
4.750%, 02/25/2019	171,730	176,720
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	65,800	67,049
5.080%, 11/01/2022	251,614	268,804
4.640%, 05/01/2023	341,619	367,593
5.570%, 03/01/2026	257,615	278,053
Structured Asset Securities Corporation
6.290%, 11/25/2032 (b)	92,255	65,347
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	215,125
Wachovia Bank Commercial Mortgage Trust
5.305%, 07/15/2041 (b)	250,000	269,258
4.368%, 08/15/2041	482,977	497,344
5.509%, 04/15/2047	500,000	509,784
WaMu Mortgage Pass Through Certificates
2.784%, 01/25/2033	42,301	40,748
2.723%, 10/25/2035	119,151	114,132
Wells Fargo Mortgage Backed Securities Trust
4.435%, 10/25/2033	303,053	309,781
5.428%, 07/25/2036	654,157	549,984
TOTAL MORTGAGE BACKED SECURITIES
(Cost $34,479,890)		36,139,032

MUNICIPAL BONDS — 23.76%
Arizona State University Build
America Revenue Bond
5.528%, 07/01/2023	250,000	258,398
Arlington County, VA Industrial
Development Authority Revenue Bond
5.844%, 08/01/2031	500,000	495,130
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	497,035
Barrington, IL Build America
Unlimited General Obligation
5.370%, 12/15/2024	800,000	817,104
Bay Area Toll Authority Build
America Revenue Bond
6.263%, 04/01/2049	500,000	494,035
Central Puget Sound, WA Regional Transit
Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	506,205
Central Utah Water Conservancy District
Build America Revenue Bond
4.550%, 10/01/2022	700,000	627,242
Chicago, IL Board of Education Build
America Unlimited General Obligation
6.038%, 12/01/2029	500,000	467,195
Chicago, IL Metropolitan Water Reclamation
District Build America General Obligation
5.720%, 12/01/2038	1,000,000	1,032,839
Chicago, IL Series A Build America
Unlimited General Obligation
7.517%, 01/01/2040	250,000	257,423
Colorado Springs, CO Utilities
Build America Revenue Bond
4.949%, 11/15/2024	500,000	502,415
Columbus Ohio Build America Bonds
Unlimited General Obligations
4.360%, 06/01/2022	750,000	735,428
Columbus, IN Multi-High School Building
Corp. Build America Revenue Bond
5.505%, 07/15/2022	500,000	530,490
Commonwealth of Pennsylvania Build
America Unlimited General Obligation
4.550%, 02/15/2021	500,000	507,065
Cook County, IL Build America
Unlimited General Obligation
6.229%, 11/15/2034	500,000	487,180
Cook County, IL Glencoe School District
Unlimited General Obligation
5.875%, 12/01/2027	500,000	527,830
Corpus Christi, TX Independent School District
Build America Unlimited General Obligation
5.924%, 08/15/2029	500,000	504,740
Dallas County, TX Hospital District
Build America General Obligation
5.348%, 08/15/2022	650,000	687,096
Dallas, TX Independent School District
Build America Unlimited General Obligation
5.200%, 02/15/2023	500,000	487,685
District of Columbia Bond Build
America Unlimited General Obligation
5.670%, 06/01/2022	250,000	253,980
District of Columbia Income Tax
Build America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,040,789
Florida State Department of Transportation
Build America Revenue Bond
6.140%, 07/01/2025	300,000	305,160
Gainesville, FL Utilities Build
America Revenue Bond
4.497%, 10/01/2017	500,000	516,940
Grant County, WA Public Utility District
Build America Revenue Bond
5.111%, 01/01/2023	500,000	520,550
Greenville County, SC School District
General Obligation Bonds
4.870%, 06/01/2026	1,000,000	945,370
Hamilton County, OH Sewer System
Build America Revenue Bond
5.710%, 12/01/2022	500,000	520,155
Honolulu, HI City & County Wastewater
Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	254,370

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2010 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Houston, TX Build America
Unlimited General Obligation
6.088%, 03/01/2029	$500,000	$517,425
Indiana Public Schools Multi-School
Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,016,019
Indiana University Build
America Certificate Participation
5.050%, 12/01/2022	500,000	505,555
Indianapolis, IN Local Public Improvement
Build America Revenue Bond
5.854%, 01/15/2030	700,000	717,892
Kane Cook & DuPage Counties, IL
General Obligation Bonds
4.150%, 12/15/2019	500,000	479,370
Kentucky State Property & Buildings
Commission Revenue Bond
5.100%, 10/01/2015	500,000	541,990
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	466,540
Los Angeles, CA Unified School District
Build America Unlimited General Obligation
5.755%, 07/01/2029	500,000	476,765
Manatee County, FL Public Utilities
Build America Revenue Bond
7.178%, 10/01/2030	500,000	505,785
Missouri State Highways & Transit
Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	514,800
Municipal Electric Authority of Georgia
Build America Revenue Bond
6.655%, 04/01/2057	350,000	339,745
Naperville, IL Build America
Unlimited General Obligation
4.900%, 12/01/2025	500,000	509,750
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	508,860
New York City Housing Development
Corp. Revenue Bond
6.420%, 11/01/2039	500,000	525,745
New York State Urban Development
Corp. Revenue Bond
6.500%, 12/15/2018	300,000	335,157
New York, NY Build America Bond
Unlimited General Obligation
6.646%, 12/01/2031	250,000	255,920
New York, NY Build America
Unlimited General Obligation
5.206%, 10/01/2031	500,000	456,710
Northern California Transmission
Agency Revenue Bond
5.880%, 05/01/2016	500,000	549,930
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	997,890
Oregon State Department of Administrative
Services Revenue Bond
3.500%, 04/01/2016	600,000	608,034
Oregon State Department of Transportation
and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	628,572
Pasadena, CA Public Financing Authority
Lease Build America Revenue Bond
7.148%, 03/01/2043	300,000	295,062
Pueblo, CO Board of Waterworks
Build America Revenue Bond
5.700%, 11/01/2029	500,000	495,515
Purdue University, IN Build
America Certificate Participation
5.957%, 07/01/2031	500,000	507,485
Raleigh, NC Build America Revenue Bonds
4.508%, 06/01/2023	500,000	475,650
San Diego County, CA Water Authority
Build America Revenue Bond
6.138%, 05/01/2049	695,000	705,314
Sarasota, Fla Water & Sewer
System Revenue Bonds
4.770%, 10/01/2025	250,000	233,743
Sedgwick County, KS Unified School District
Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	483,370
South Carolina State Public Service
Authority Revenue Bonds
6.224%, 01/01/2029	300,000	311,934
Springfield, MO School District Build
America Unlimited General Obligations
5.660%, 03/01/2030	500,000	500,415
State of California Build America
Unlimited General Obligation
7.500%, 04/01/2034	500,000	517,305
State of Connecticut Build America
Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,013,580
5.090%, 10/01/2030	250,000	239,175
State of Delaware Build America
Unlimited General Obligation
4.700%, 10/01/2021	800,000	830,768
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,008,790
State of Kansas Development Financing
Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	484,350
State of Maryland Build America
Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	986,970
State of Maryland
Build America Revenue Bonds
5.164%, 07/01/2025	300,000	297,705
State of Maryland
Unlimited General Obligation
5.000%, 08/01/2018	615,000	679,354
State of Massachusetts
Build America General Obligation
4.500%, 08/01/2031	250,000	230,410
State of Massachusetts Build
America Unlimited General Obligation
4.200%, 12/01/2021	600,000	601,026
State of Mississippi
Unlimited General Obligation
5.539%, 10/01/2029	500,000	503,850

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2010 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
State of Ohio Build America
Unlimited General Obligation
4.821%, 03/01/2022	$1,000,000	$1,027,869
State of Pennsylvania Public School
Building Authority Revenue Bonds
5.000%, 09/15/2027	500,000	452,065
State of Rhode Island
Unlimited General Obligation
4.390%, 04/01/2018	1,000,000	1,019,609
State of Tennessee
Unlimited General Obligation
4.521%, 05/01/2021	400,000	408,364
State of Texas Build America
Unlimited General Obligation
5.517%, 04/01/2039	1,000,000	1,019,689
State of Utah Build America
Unlimited General Obligation
4.554%, 07/01/2024	500,000	509,310
State of Washington Biomedical Research
Build America Revenue Bond
6.416%, 07/01/2030	250,000	250,140
State of Washington Build America
Unlimited General Obligation
2.910%, 08/01/2016	1,000,000	981,400
4.736%, 08/01/2024	800,000	801,240
State of Wisconsin Build America
Unlimited General Obligation
5.200%, 05/01/2026	500,000	497,875
Tacoma, WA Electric System
Build America Revenue Bonds
5.966%, 01/01/2035	350,000	347,211
University Massachusetts
Building Authority Revenue Bond
5.823%, 05/01/2029	500,000	523,330
University of California Build
America Revenue Bond
5.770%, 05/15/2043	500,000	472,610
University of Michigan Build
America Revenue Bond
4.926%, 04/01/2024	850,000	884,927
6.172%, 04/01/2030	400,000	411,188
University of Minnesota Build
America Revenue Bond
4.455%, 08/01/2025	500,000	478,050
University of Texas Build
America Revenue Bond
6.276%, 08/15/2041	500,000	514,220
University of Wyoming Build
America Revenue Bond
5.800%, 06/01/2030	400,000	394,888
UNM Sandoval Regional Medical Center,
Inc. Build America Revenue Bond
4.500%, 07/20/2036	300,000	277,413
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	700,000	707,700
Utah Transit Authority Build
America Revenue Bond
5.937%, 06/15/2039	250,000	264,868
Vega, TX Independent School District
Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	486,385
Virginia College Building Authority
Build America Revenue Bond
5.400%, 02/01/2026	250,000	255,753
Virginia State Revenue Authority
Infrastructure Build America Revenue Bond
4.380%, 11/01/2023	500,000	461,965
Washington County, OR Clean Water
Build America Revenue Bond
4.628%, 10/01/2020	600,000	629,646
Washington, MD Suburban Sanitation District
Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	406,632
West Virginia Higher Education Community
Build America Revenue Bond
7.450%, 04/01/2030	250,000	258,215
York County, SC Fort Mill School District
Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	502,900
TOTAL MUNICIPAL BONDS
(Cost $52,637,928)		52,885,536

U.S. GOVERNMENT AGENCY ISSUES — 0.25% (d)
Federal Home Loan Bank
4.840%, 01/25/2012	303,616	313,980
4.720%, 09/20/2012	220,812	231,577
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $524,221)		545,557

U.S. TREASURY OBLIGATIONS — 21.92%
U.S. Treasury Bonds — 0.75%
5.375%, 02/15/2031	1,000,000	1,167,344
4.250%, 11/15/2040	500,000	491,875
		1,659,219
U.S. Treasury Inflation Index Bond — 0.30%
1.750%, 01/15/2028	652,488	664,212
U.S. Treasury Inflation Index Notes — 1.99%
3.000%, 07/15/2012	1,459,692	1,550,468
1.875%, 07/15/2013	357,246	380,941
2.000%, 01/15/2014	414,285	444,773
2.625%, 04/30/2016	1,000,000	1,023,672
3.000%, 02/28/2017	1,000,000	1,031,250
		4,431,104
U.S. Treasury Notes — 18.89%
1.000%, 09/30/2011	8,000,000	8,043,128
1.000%, 12/31/2011	4,000,000	4,026,092
1.000%, 03/31/2012	1,000,000	1,007,660
1.000%, 04/30/2012	4,000,000	4,032,360
0.625%, 06/30/2012	5,000,000	5,014,850
0.375%, 08/31/2012	1,000,000	998,203
1.375%, 05/15/2013	1,000,000	1,014,380
1.125%, 06/15/2013	3,000,000	3,024,600
1.000%, 07/15/2013	1,000,000	1,004,920
0.750%, 08/15/2013	1,000,000	997,969
0.750%, 12/15/2013	1,000,000	992,891
2.500%, 03/31/2015	1,000,000	1,035,080
2.125%, 05/31/2015	1,000,000	1,015,940
1.250%, 08/31/2015	2,000,000	1,945,156

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2010 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
U.S. Treasury Notes — 18.89% (continued)
1.250%, 10/31/2015	$1,000,000	$967,812
1.375%, 11/30/2015	2,000,000	1,943,594
3.250%, 03/31/2017	1,000,000	1,044,375
2.250%, 11/30/2017	2,000,000	1,944,844
3.625%, 02/15/2020	1,000,000	1,037,812
2.625%, 11/15/2020	1,000,000	943,281
		42,034,947
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $48,254,096)		48,789,482

SHORT-TERM INVESTMENTS — 11.93%
Commercial Paper — 4.49%
American Express Company
0.220%, 01/11/2011	3,000,000	2,999,817
General Electric Company
0.210%, 01/11/2011	2,000,000	1,999,883
Prudential Funding Corp.
0.310%, 02/16/2011	2,000,000	1,999,208
Toyota Motor Corporation
0.250%, 01/19/2011	3,000,000	2,999,625
		9,998,533

	Shares
Money Market Fund — 7.43%
Federated Prime Obligations
Fund, 0.17% (e)	9,501,435	9,501,435
Fidelity Institutional Money Market
Portfolio - Institutional Class, 0.25% (e)	7,043,308	7,043,308
		16,544,743
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,543,276)		26,543,276
TOTAL INVESTMENTS — 99.29%
(Cost $213,656,133) (f) (g)		220,947,547
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.71%		1,591,148
TOTAL NET ASSETS — 100.00%		$222,538,695

Percentages are stated as a percent of net assets.
(a)	Foreign issuer.
(b)	The coupon rate shown on variable rate securities represents the rates at December 31, 2010.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of December 31, 2010 these securities represented 2.63% of total net assets.

(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of December 31, 2010.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2010 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$170,098,867	$213,656,133
At value	$217,218,950	$220,947,547
Receivable for investments sold	3,430,564	2,480
Receivable for capital stock sold	81,154	97,833
Dividends receivable	220,131	—
Interest receivable	1,514	1,768,497
Prepaid expenses and other assets	18,353	16,645
Total assets	220,970,666	222,833,002
Liabilities:
Payable for investments purchased	2,166,569	—
Payable for capital stock redeemed	34,312	75,812
Payable to Advisor	137,173	82,137
Payable to Custodian	4,821	143
Accrued expenses and other liabilities	148,036	136,215
Total liabilities	2,490,911	294,307
Net Assets	$218,479,755	$222,538,695
Net Assets Consist of:
Paid in capital	$169,956,971	$215,517,958
Undistributed net investment income (loss)	62,178	(349,087)
Accumulated net realized gain on investments	1,340,523	78,410
Net unrealized appreciation on investments	47,120,083	7,291,414
Total — representing net assets applicable to outstanding capital stock	$218,479,755	$222,538,695

Class Y:
Net assets	$200,280,077	$214,281,793
Shares outstanding	9,083,501	20,211,280
Net asset value, redemption price and offering price per share	$22.05	$10.60
Class A:
Net assets	$18,199,678	$8,256,902
Shares outstanding	824,704	771,429
Net asset value and redemption price per share	$22.07	$10.70
Maximum offering price per share	$23.35	$11.17

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended December 31, 2010 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends	$2,123,084	$—
Interest	16,515	4,035,497
Total investment income	2,139,599	4,035,497
Expenses:
12b-1 fees (Note G)	76,216	28,314
Investment advisory fees (Note F)	751,452	567,560
Transfer agent fees	113,354	90,109
Professional fees	57,156	67,671
Printing	35,477	35,401
Custody fees	16,722	13,697
Trustees’ fees	6,718	7,714
Administration fees	74,106	85,624
Accounting fees	36,373	63,647
Insurance	29,425	21,515
Registration fees	9,281	8,784
Other expenses	5,851	6,387
Total expenses	1,212,131	996,423
Less: Expenses waived (Note F)	(16,722)	(30,177)
Net expenses	1,195,409	966,246
Net Investment Income	944,190	3,069,251
Realized and Unrealized Gain on Investments:
Net realized gain on investments	4,394,774	1,776,156
Net change in unrealized appreciation (depreciation) on investments	37,796,046	(3,674,372)
Net realized and unrealized gain (loss) on investments	42,190,820	(1,898,216)
Increase in Net Assets Resulting from Operations	$43,135,010	$1,171,035

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Six Months Ended		Six Months Ended
	12/31/10	Year Ended	12/31/10	Year Ended
	(unaudited)	6/30/10	(unaudited)	6/30/10
Operations:
Net investment income	$944,190	$1,512,833	$3,069,251	$6,313,585
Net realized gain on investments	4,394,774	10,176,456	1,776,156	1,241,611
Net change in unrealized appreciation / depreciation on investments	37,796,046	4,841,188	(3,674,372)	9,259,721
Net increase in net assets resulting from operations	43,135,010	16,530,477	1,171,035	16,814,917
Dividends and Distributions to Shareholders from Class Y (Note B):
Net investment income	(2,082,728)	(943,174)	(3,455,192)	(6,133,431)
Net realized gains on investments	(1,760,850)	—	(1,974,128)	(1,811,392)
Total distributions — Class Y	(3,843,578)	(943,174)	(5,429,320)	(7,944,823)
Dividends and Distributions to Shareholders from Class A (Note B):
Net investment income	(189,780)	(84,614)	(129,015)	(244,627)
Net realized gains on investments	(159,940)	—	(75,198)	(74,932)
Total distributions — Class A	(349,720)	(84,614)	(204,213)	(319,559)
Capital Stock Transactions - (Net) (Note C)	2,071,548	3,429,282	10,495,023	55,313,921
Total increase in net assets	41,013,260	18,931,971	6,032,525	63,864,456
Net Assets:
Beginning of period	177,466,495	158,534,524	216,506,170	152,641,714
End of period*	$218,479,755	$177,466,495	$222,538,695	$216,506,170
* Including undistributed net investment income (loss) of:	$62,178	$1,390,497	$(349,087)	$165,869

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2010		Years Ended June 30,
	(unaudited)		2010	2009	2008	2007	2006
Class Y Shares
Net asset value, beginning of period	$18.08		$16.47	$21.89	$26.38	$24.16	$23.44
Income from investment operations
Net investment income(1)	0.10		0.15	0.20	0.17	0.21	0.26
Net realized and unrealized gains (losses)	4.30		1.57	(5.09)	(2.40)	3.53	1.16
Total from investment operations	4.40		1.72	(4.89)	(2.23)	3.74	1.42
Less Distributions
Dividends from net investment income	(0.23)		(0.11)	(0.20)	(0.16)	(0.28)	(0.20)
Distributions from capital gains	(0.20)		—	(0.33)	(2.10)	(1.24)	(0.50)
Total distributions	(0.43)		(0.11)	(0.53)	(2.26)	(1.52)	(0.70)
Net asset value, end of period	$22.05		$18.08	$16.47	$21.89	$26.38	$24.16
Total investment return	24.45%		10.44%	-22.77%	-9.02%	16.22%	6.10%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$200,280		$162,595	$145,423	$188,863	$204,771	$197,245
Ratio of expenses to average net assets:
Before expense waiver	1.21	%(4)	1.21%	1.23%	1.19%	1.20%	1.25%
After expense waiver	1.19	%(4)	1.19%	1.21%	1.17%	1.19%	1.23%
Ratio of net investment income to average net assets:
Before expense waiver	0.92	%(4)	0.78%	1.15%	0.71%	0.83%	1.03%
After expense waiver	0.94	%(4)	0.80%	1.17%	0.73%	0.84%	1.05%
Portfolio turnover rate(3)	16.45	%(5)	21.57%	26.11%	17.73%	33.17%	18.82%

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2010		Years Ended June 30,
	(unaudited)		2010	2009	2008	2007	2006
Class A Shares
Net asset value, beginning of period	$18.10		$16.48	$21.91	$26.40	$24.18	$23.46
Income from investment operations
Net investment income(1)	0.10		0.15	0.20	0.19	0.22	0.25
Net realized and unrealized gains (losses)	4.30		1.58	(5.10)	(2.42)	3.52	1.17
Total from investment operations	4.40		1.73	(4.90)	(2.23)	3.74	1.42
Less Distributions
Dividends from net investment income	(0.23)		(0.11)	(0.20)	(0.16)	(0.28)	(0.20)
Distributions from capital gains	(0.20)		—	(0.33)	(2.10)	(1.24)	(0.50)
Total distributions	(0.43)		(0.11)	(0.53)	(2.26)	(1.52)	(0.70)
Net asset value, end of period	$22.07		$18.10	$16.48	$21.91	$26.40	$24.18
Total investment return(2)	24.42%		10.49%	-22.79%	-9.02%	16.21%	6.10%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$18,200		$14,781	$13,112	$17,718	$20,550	$12,981
Ratio of expenses to average net assets:
Before expense waiver	1.21	%(4)	1.21%	1.23%	1.19%	1.20%	1.25%
After expense waiver	1.19	%(4)	1.19%	1.21%	1.17%	1.19%	1.23%
Ratio of net investment income to average net assets:
Before expense waiver	0.92	%(4)	0.78%	1.15%	0.71%	0.83%	1.03%
After expense waiver	0.94	%(4)	0.80%	1.17%	0.73%	0.84%	1.05%
Portfolio turnover rate(3)	16.45	%(5)	21.57%	26.11%	17.73%	33.17%	18.82%

(1)	Net investment income per share is calculated using ending balances after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Annualized
(5)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

	COUNTRY Bond Fund
	Six Months Ended
	December 31, 2010		Years Ended June 30,
	(unaudited)		2010	2009	2008	2007		2006
Class Y Shares
Net asset value, beginning of period	$10.82		$10.33	$10.12	$9.91	$9.84		$10.34
Income from investment operations
Net investment income(1)	0.15		0.36	0.44	0.43	0.42		0.42
Net realized and unrealized gains (losses)	(0.12)		0.61	0.29	0.21	0.07		(0.49)
Total from investment operations	0.03		0.97	0.73	0.64	0.49		(0.07)
Less Distributions
Dividends from net investment income	(0.17)		(0.36)	(0.43)	(0.43)	(0.42)		(0.42)
Distributions from capital gains	(0.08)		(0.12)	(0.09)	—	(0.00	)(2)	(0.01)
Total distributions	(0.25)		(0.48)	(0.52)	(0.43)	(0.42)		(0.43)
Net asset value, end of period	$10.60		$10.82	$10.33	$10.12	$9.91		$9.84
Total investment return	0.48%		9.66%	7.51%	6.58%	5.08%		-0.67%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$214,282		$208,497	$146,168	$145,405	$131,593		$60,151
Ratio of expenses to average net assets:
Before expense waiver	0.88	%(5)	0.90%	0.95%	0.89%	0.91%		1.22%
After expense waiver	0.85	%(5)	0.85%	0.85%	0.85%	0.85%		0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.67	%(5)	3.36%	4.14%	4.18%	4.16%		3.88%
After expense waiver	2.70	%(5)	3.41%	4.24%	4.22%	4.22%		4.25%
Portfolio turnover rate(4)	15.11	%(6)	25.82%	40.72%	50.14%	25.97%		17.46%

	COUNTRY Bond Fund
	Six Months Ended
	December 31, 2010		Years Ended June 30,
	(unaudited)		2010	2009	2008	2007		2006
Class A Shares
Net asset value, beginning of period	$10.92		$10.42	$10.20	$9.99	$9.92		$10.42
Income from investment operations
Net investment income(1)	0.15		0.36	0.44	0.43	0.42		0.42
Net realized and unrealized gains (losses)	(0.12)		0.62	0.30	0.21	0.07		(0.49)
Total from investment operations	0.03		0.98	0.74	0.64	0.49		(0.07)
Less Distributions
Dividends from net investment income	(0.17)		(0.36)	(0.43)	(0.43)	(0.42)		(0.42)
Distributions from capital gains	(0.08)		(0.12)	(0.09)	—	(0.00	)(2)	(0.01)
Total distributions	(0.25)		(0.48)	(0.52)	(0.43)	(0.42)		(0.43)
Net asset value, end of period	$10.70		$10.92	$10.42	$10.20	$9.99		$9.92
Total investment return(3)	0.47%		9.67%	7.55%	6.52%	5.15%		-0.76%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,257		$8,009	$6,474	$7,411	$6,567		$3,479
Ratio of expenses to average net assets:
Before expense waiver	0.88	%(5)	0.90%	0.95%	0.89%	0.91%		1.22%
After expense waiver	0.85	%(5)	0.85%	0.85%	0.85%	0.85%		0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.67	%(5)	3.36%	4.14%	4.18%	4.16%		3.88%
After expense waiver	2.70	%(5)	3.41%	4.24%	4.22%	4.22%		4.25%
Portfolio turnover rate(4)	15.11	%(6)	25.82%	40.72%	50.14%	25.97%		17.46%

(1)	Net investment income per share is calculated using ending balances after consideration of adjustments for permanent book and tax differences.
(2)	Amount less than $0.005 per share.
(3)	Total investment return does not reflect sales load.
(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Annualized
(6)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2010 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “COUNTRY Funds”). Each of the COUNTRY Funds has distinct investment objectives and policies. These financial statements contain two of the four COUNTRY Funds. The two COUNTRY Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”) (referred to herein as “Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:
Sales Charge
as % of
Amount of Transaction	Offering Price
Growth Fund
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

Bond Fund
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

(1) Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices.  Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

The Funds has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	COUNTRY Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer
Discretionary	$29,288,644	$—	$—	$29,288,644
Consumer Staples	30,969,214	—	—	30,969,214
Energy	30,437,147	—	—	30,437,147
Financials	24,377,541	—	—	24,377,541
Health Care	30,861,235	—	—	30,861,235
Industrials	23,559,641	—	—	23,559,641
Information
Technology	27,271,438	—	—	27,271,438
Materials	5,396,534	—	—	5,396,534
Telecommunication
Services	6,144,264	—	—	6,144,264
Utilities	7,260,073	—	—	7,260,073
Mortgage Backed
Securities	—	242,222	—	242,222
Short-Term
Investments	1,410,997	—	—	1,410,997
Total Investments
in Securities	$216,976,728	$242,222	$—	$217,218,950

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2010 (unaudited) (continued)

	COUNTRY Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed
Securities	$—	$5,463,272	$—	$5,463,272
Corporate Bonds	—	50,581,392	—	50,581,392
Mortgage Backed
Securities	—	36,139,032	—	36,139,032
Municipal Bonds	—	52,885,536	—	52,885,536
U.S. Government
Agency Issues	—	545,557	—	545,557
U.S. Treasury
Obligations	48,789,482	—	—	48,789,482
Commercial Paper	—	9,998,533	—	9,998,533
Money
Market Funds	16,544,743	—	—	16,544,743
Total Investments
in Securities	$65,334,225	$155,613,322	$—	$220,947,547

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Funds did not invest in any Level 3 investments during the year. The Funds did not have transfers into or out of Level 1 or Level 2 during the year.

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a specific Fund are allocated directly to that Fund. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets. Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At December 31, 2010, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:
	Growth Fund
	Six Months Ended		Year Ended
	December 31, 2010		June 30, 2010
	Shares	Amount	Shares	Amount
Class Y
Shares sold	655,605	$13,257,214	1,365,395	$26,364,492
Shares issued through reinvestment of dividends	173,557	3,656,666	51,018	896,390
Shares redeemed	(736,341)	(14,914,567)	(1,256,730)	(24,335,214)
Total Class Y Transactions	92,821	1,999,313	159,683	2,925,668
Class A
Shares sold	60,499	$1,225,562	129,100	$2,511,044
Shares issued through reinvestment of dividends	16,519	348,314	4,802	84,464
Shares redeemed	(73,897)	(1,501,641)	(107,876)	(2,091,894)
Total Class A Transactions	3,121	72,235	26,025	503,614
Net Increase in capital stock	95,942	$2,071,548	185,708	$3,429,282

	Bond Fund
	Six Months Ended		Year Ended
	December 31, 2010		June 30, 2010
	Shares	Amount	Shares	Amount
Class Y
Shares sold	3,644,890	$39,618,533	7,469,734	$79,101,695
Shares issued through reinvestment of dividends	488,610	5,228,543	724,201	7,612,039
Shares redeemed	(3,194,797)	(34,765,672)	(3,071,138)	(32,598,351)
Total Class Y Transactions	938,703	10,081,404	5,122,797	54,115,383
Class A
Shares sold	85,211	$935,707	191,543	$2,047,678
Shares issued through reinvestment of dividends	18,867	203,764	30,086	318,993
Shares redeemed	(66,139)	(725,852)	(109,370)	(1,168,133)
Total Class Y Transactions	37,939	413,619	112,259	1,198,538
Net Increase in capital stock	976,642	$10,495,023	5,235,056	$55,313,921

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2010 (unaudited) (continued)

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the six months ended December 31, 2010, were as follows:

	Purchases	Sales
Growth Fund	$31,675,941	$31,783,257
Bond Fund	16,131,075	13,220,541

For the six months ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of long-term U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$—
Bond Fund	35,123,907	14,954,462

Note (E) Income Tax Information: As of June 30, 2010, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth Fund	Bond Fund
Cost of investments	$166,654,978	$204,325,374
Unrealized appreciation	$32,962,750	$12,096,513
Unrealized depreciation	(23,638,713)	(1,130,727)
Net unrealized appreciation	$9,324,037	$10,965,786
Undistributed ordinary income	$1,390,497	$271,417
Undistributed long-term capital gains	—	246,032
Distributable earnings	$1,390,497	$517,449
Other accumulated losses	$(1,133,462)	$—
Total accumulated gains (losses)	$9,581,072	$11,483,235

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale deferrals).

The tax character of distributions paid during the year ended December 31, 2010 and the year ended June 30, 2010 was as follows:

	Six Months Ended	Year Ended
	December 31, 2010	June 30, 2010
Growth Fund
Ordinary Income	$2,272,508	$1,027,788
Long-term capital gains	1,920,790	—
	$4,193,298	$1,027,823

	Six Months Ended	Year Ended
	December 31, 2010	June 30, 2010
Bond Fund
Ordinary Income	$3,584,207	$7,861,489
Long-term capital gains	2,049,326	402,893
	$5,633,533	$8,264,382

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2010.  The Growth Fund utilized $964,844 in capital loss carryovers. Capital loss carryovers as of June 30, 2010 were as follows:

Capital Loss
	Capital Loss	Carryover
	Carryover(1)	Expiration
Growth Fund	(1,133,462)	6/30/2017
Bond Fund	—	—

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryovers.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next six months.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund and Bond Fund for the year ended December 31, 2010 were $16,722 and $13,697, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceeds 0.85% of average daily net assets.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver.  Effective January 30, 2002, this agreement became contractual.  These agreements may be terminated at any time after October 31, 2011.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the year ended December 31, 2010, were as follows:

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2010 (unaudited) (continued)

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$751,452	$—
Bond Fund	0.50%	567,560	16,480

*  Excludes waiver of custody fees.

At December 31, 2010, 67.1% of the shares outstanding of the Growth Fund and 94.3% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the COUNTRY Trust Bank’s clients, including a defined contribution benefit plan sponsored by COUNTRY Trust Bank.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the Growth Fund and Bond Fund for the year ended December 31, 2010, were $38,753 and $45,831, respectively.

Legal fees are included in Professional fees in the Statements of Operations.  Certain officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund. For the year ended December 31, 2010, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.04% and 0.01%, respectively.

Note (H) Subsequent Events:  In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

COUNTRY Mutual Funds — Approval of Advisory Contract

The Funds’ investment advisor is COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”). The Funds and the Advisor have entered into Investment Advisory Agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the Agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The Agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the Advisor upon sixty days written notice. The Agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Advisory Agreements including but not limited to the Advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the Funds, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the quality of the Advisor’s services, the Board received a memorandum from the Advisor with information factors relevant to the Board’s decision on whether to renew the Investment Advisory Agreements. The information below summarizes the Board’s consideration in connection with its approval of the Agreements. In deciding to approve the Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below collectively favored such approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the advisor under the Agreements. The Board reviewed the performance information for each Fund. Also reviewed and analyzed by the Board were the background, education and experience of the Advisor’s key investment personnel as well as portfolio manager compensation issues. The Board further considered the sources of information used by the Advisor as the basis for investment advice as well as the methods investment personnel used to evaluate such information. The Board also analyzed and reviewed the trading strategies of the Funds. The Board also reviewed marketing activities relating to the Funds. The Board concluded that these factors supported renewal of the Agreements.

In evaluating the costs of the services provided to the Funds by the Advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses.  The information included a comparison of the Funds’ various expenses to industry averages for each particular Fund’s peer group.  The Board also reviewed and analyzed a summary of determination criteria for compensation of Portfolio Managers. Based on these factors, the Board concluded that the fees under the Agreements were reasonable and fair in light of the nature and quality of the services provided by the Advisor.

The Board further reviewed and analyzed the Advisor’s current compliance program and reviewed summaries of the Advisor’s policies on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure policies, and proxy voting policy. The Advisor’s procedures for market timing and late trading were also reviewed. The Board concluded that the factors reviewed and analyzed favored approval of the Investment Advisory Agreements.

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
William G. Beeler	72	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association.  Farmer.

Charles M. Cawley*	52	Trustee since 2010	Director, Illinois Agricultural Association and Affiliated Companies (3),
(1/9/59)			2004 to date; Director, COUNTRY Trust Bank (4), 2006 to date. Farmer.

Darrel L. Oehler	63	Trustee since 2010	Retired. Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987 to 2008;
(4/26/47)
Trustee, Bloomington Township Water District, 2000 to 2008; Treasurer, McLean Co. Public Building Commission, 2004 to 2008; Shareholder and Director of Nu-Way Transportation, Inc., 4/1/2000 to 1/2/2010.

Robert D. Grace	63	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Robert W. Weldon	77	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2004 to date.
(1/30/34)

Carson H. Varner, Jr.	65	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds	49	Treasurer since 2009	Vice President-Finance and Treasurer: Illinois Agricultural Association and
(12/11/61)			Affiliated Companies (3), April 2009 to date; Treasurer: COUNTRY Trust
			Bank (4), April 2009; Finance Director: Flex-N-Gate Automotive Corporation, 2001 to 2009.

Peter J. Borowski	60	Controller since 2005	Vice President and Controller, COUNTRY Trust Bank (4) 2005 to date and
(5/10/50)			COUNTRY Financial (5) 2003 to date.

Barbara L. Mosson	58	Chief Compliance Officer	Chief Compliance Officer, COUNTRY Trust Bank (4), 2005 to date.
(4/30/52)		since 2005,
		Anti-Money Laundering
		Compliance Officer
		since 2004

Bruce D. Finks	58	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank (4), 1995 to date.
(1/31/53)

Martin L. Angel	51	Vice President since 2011	Director - Business Retirement Services & Trust Officer: COUNTRY Trust
(8/28/59)			Bank (4), 2010 to date; Director Corporate Billing: COUNTRY Financial (5),
			2008 to 2010; Director, Underwriting: COUNTRY Financial (5), 2007 to 2008.

John D. Blackburn	62	Vice President since 2001	Chief Executive Officer: COUNTRY Financial (5), 2001 to date.
(4/2/48)

Wade V. Harrison	39	Vice President since 2011	Senior Vice President Financial Service Operations and Trust Officer: COUNTRY
(9/22/71)			Trust Bank (4), January 2011 to date; Senior Vice President Financial Service

Operations: COUNTRY Financial (5), January 2011 to date; Senior Vice President Life/Health Operations: COUNTRY Financial (5), 2006 to 2010; Director, Personal Lines Underwriting: COUNTRY Financial (5), 2005 to 2006.

Richard L. Guebert, Jr.	59	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)			Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank (4), 2003 to date. Farmer.

Derek C. Vogler	39	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank (4), 2005 to
(10/5/71)			date.

Philip T. Nelson*	53	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since 2003
Companies (3), 2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank (4), 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; Chairman: COUNTRY Capital Management Company, 2003 to date; Farmer.

James M. Jacobs	44	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary since 2008
Companies (3), February 2008 to date; Various Attorney Positions: Illinois Agricultural Association and Affiliated Companies (3), April 2005 to February 2008; 2008; General Counsel, Secretary and Chief Legal Officer: COUNTRY Trust Bank (4), February 2008 to date; Director: Murphy, Rogers, Slass and Gambel, 1999 to 2005.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex. COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios: COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2010 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charles M. Cawley
Roger D. Grace
Carson H. Varner Jr.
Darrel L. Oehler

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Wade V. Harrison, Vice President
John D. Blackburn, Vice President
Martin L. Angel, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
Quasar Distributors
Milwaukee, Wisconsin

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/11)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date   2/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date   2/28/2011

By (Signature and Title)*    /s/ Alan Dodds
Alan Dodds, Treasurer

Date   2/28/2011

* Print the name and title of each signing officer under his or her signature.